Other Balance Sheet Information - Summary of Other long-term Assets (Details) - USD ($)	Dec. 31, 2021	Aug. 24, 2021	Dec. 31, 2020
Assets, Noncurrent [Abstract]
Intangible assets	$ 3,590,000	$ 0
Operating lease - ROU asset, net	2,927,000		$ 920,000
Restricted cash, long-term portion	495,000
Other long-term assets	3,790,000		193,000
Total other long-term assets	$ 10,802,000		$ 1,113,000